UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2012

1.808778.108

VIPEI-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.1%
Gentex Corp.	226,050	$ 3,845,111
Distributors - 0.1%
Li & Fung Ltd.	2,044,000	3,168,522
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	460,252	42,228,121
Texas Roadhouse, Inc. Class A	313,948	5,368,511
Yum! Brands, Inc.	123,100	8,166,454
		55,763,086
Household Durables - 0.4%
KB Home	549,323	7,882,785
Lennar Corp. Class A	213,589	7,426,490
PulteGroup, Inc. (a)	622,929	9,655,400
		24,964,675
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	521,066	19,889,089
New Academy Holding Co. LLC unit (a)(h)(i)	127,200	15,467,520
		35,356,609
Media - 4.4%
Comcast Corp. Class A	4,583,352	163,946,501
Time Warner, Inc.	1,957,166	88,718,335
		252,664,836
Multiline Retail - 1.5%
Target Corp.	1,397,128	88,675,714
Specialty Retail - 0.8%
Lowe's Companies, Inc.	1,082,078	32,722,039
Staples, Inc.	932,768	10,745,487
		43,467,526
TOTAL CONSUMER DISCRETIONARY		507,906,079
CONSUMER STAPLES - 10.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	188,681	16,141,408
Molson Coors Brewing Co. Class B	215,300	9,699,265
PepsiCo, Inc.	832,283	58,900,668
The Coca-Cola Co.	954,666	36,210,481
		120,951,822
Food & Staples Retailing - 2.5%
Safeway, Inc. (d)	1,639,661	26,382,145
Sysco Corp.	621,800	19,443,686
Wal-Mart Stores, Inc.	621,795	45,888,471
Walgreen Co.	1,378,924	50,247,991
		141,962,293
Food Products - 0.7%
Kellogg Co.	796,900	41,167,854

	Shares	Value
Household Products - 3.2%
Kimberly-Clark Corp.	241,503	$ 20,716,127
Procter & Gamble Co.	2,341,501	162,406,509
		183,122,636
Tobacco - 1.5%
Altria Group, Inc.	1,164,996	38,899,216
British American Tobacco PLC sponsored ADR	138,097	14,174,276
Lorillard, Inc.	124,782	14,530,864
Philip Morris International, Inc.	189,244	17,020,605
		84,624,961
TOTAL CONSUMER STAPLES		571,829,566
ENERGY - 13.5%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	111,500	6,083,440
Exterran Partners LP	387,857	8,362,197
Halliburton Co.	803,985	27,086,255
National Oilwell Varco, Inc.	157,156	12,589,767
Noble Corp.	493,202	17,646,768
Trinidad Drilling Ltd. (d)	1,191,800	8,304,170
		80,072,597
Oil, Gas & Consumable Fuels - 12.1%
Apache Corp.	423,672	36,634,918
BP PLC sponsored ADR	1,060,136	44,907,361
Buckeye Partners LP	181,720	8,717,108
Canadian Natural Resources Ltd.	712,000	21,966,189
Chevron Corp.	1,669,551	194,602,865
EV Energy Partners LP	265,984	16,522,926
Exxon Mobil Corp.	1,218,869	111,465,570
Holly Energy Partners LP	133,272	8,855,924
HollyFrontier Corp.	415,544	17,149,501
Inergy Midstream LP	205,600	4,798,704
Legacy Reserves LP	380,101	10,958,312
Markwest Energy Partners LP	159,900	8,701,758
Penn West Petroleum Ltd. (d)	2,006,500	28,553,489
Pioneer Southwest Energy Partners LP	139,402	3,586,813
Royal Dutch Shell PLC Class A sponsored ADR	1,743,250	120,998,983
Suncor Energy, Inc.	640,100	21,056,692
The Williams Companies, Inc.	965,900	33,777,523
		693,254,636
TOTAL ENERGY		773,327,233
FINANCIALS - 18.4%
Capital Markets - 3.1%
Apollo Investment Corp.	808,738	6,364,768
Ashmore Group PLC	2,360,743	12,980,295
BlackRock, Inc. Class A	97,700	17,419,910
Charles Schwab Corp.	1,921,200	24,572,148
FXCM, Inc. Class A	144,315	1,378,208
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	147,115	$ 16,724,033
KKR & Co. LP	2,069,857	31,275,539
Manning & Napier, Inc.	469,200	5,719,548
Morgan Stanley	1,957,993	32,776,803
The Blackstone Group LP	2,123,626	30,325,379
		179,536,631
Commercial Banks - 5.5%
BB&T Corp.	155,252	5,148,156
Comerica, Inc.	331,820	10,303,011
Cullen/Frost Bankers, Inc.	134,900	7,747,307
First Niagara Financial Group, Inc.	631,834	5,111,537
M&T Bank Corp.	273,493	26,025,594
Standard Chartered PLC (United Kingdom)	671,939	15,190,659
SunTrust Banks, Inc.	768,780	21,733,411
U.S. Bancorp	1,417,438	48,618,123
Wells Fargo & Co.	5,071,271	175,110,988
		314,988,786
Diversified Financial Services - 4.9%
Citigroup, Inc.	857,500	28,057,400
JPMorgan Chase & Co.	5,510,329	223,058,115
KKR Financial Holdings LLC	3,102,785	31,182,989
		282,298,504
Insurance - 3.7%
ACE Ltd.	545,020	41,203,512
AFLAC, Inc.	451,300	21,608,244
Assured Guaranty Ltd.	211,162	2,876,026
Berkshire Hathaway, Inc. Class B (a)	153,675	13,554,135
Fidelity National Financial, Inc. Class A	260,174	5,565,122
Hanover Insurance Group, Inc.	277,728	10,348,145
MetLife, Inc.	2,201,874	75,876,578
MetLife, Inc. unit (a)	274,515	18,982,712
Validus Holdings Ltd.	586,435	19,886,011
		209,900,485
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	890,200	14,990,968
Digital Realty Trust, Inc.	124,400	8,689,340
Lexington Corporate Properties Trust	308,865	2,983,636
Omega Healthcare Investors, Inc.	221,000	5,023,330
Rayonier, Inc.	170,561	8,359,195
Retail Properties America, Inc.	309,237	3,500,563
Two Harbors Investment Corp.	938,903	11,032,110
Ventas, Inc.	121,938	7,590,641
		62,169,783
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (i)	212,000	4,240,000
TOTAL FINANCIALS		1,053,134,189

	Shares	Value
HEALTH CARE - 12.6%
Biotechnology - 0.4%
Amgen, Inc.	147,100	$ 12,403,472
PDL BioPharma, Inc. (d)	1,550,669	11,924,645
		24,328,117
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	100,100	6,032,026
Covidien PLC	315,700	18,758,894
St. Jude Medical, Inc.	268,500	11,311,905
		36,102,825
Health Care Providers & Services - 1.8%
Aetna, Inc.	510,900	20,231,640
Brookdale Senior Living, Inc. (a)	571,730	13,275,571
Cardinal Health, Inc.	72,000	2,805,840
McKesson Corp.	61,450	5,286,544
UnitedHealth Group, Inc.	103,400	5,729,394
WellPoint, Inc.	897,961	52,090,718
		99,419,707
Pharmaceuticals - 9.8%
Abbott Laboratories	635,800	43,590,448
AstraZeneca PLC sponsored ADR	700,200	33,511,572
Eli Lilly & Co.	979,377	46,432,264
Johnson & Johnson	1,700,268	117,165,468
Merck & Co., Inc.	2,500,889	112,790,094
Pfizer, Inc.	5,470,341	135,937,974
Sanofi SA	396,756	33,952,988
Teva Pharmaceutical Industries Ltd. sponsored ADR	636,222	26,345,953
Warner Chilcott PLC	798,476	10,779,426
		560,506,187
TOTAL HEALTH CARE		720,356,836
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.7%
Raytheon Co.	630,741	36,053,156
Rockwell Collins, Inc.	332,585	17,839,859
United Technologies Corp.	591,376	46,298,827
		100,191,842
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	493,300	28,882,715
United Parcel Service, Inc. Class B	887,845	63,543,067
		92,425,782
Commercial Services & Supplies - 1.1%
Intrum Justitia AB	737,519	10,778,502
Republic Services, Inc.	1,961,382	53,957,619
		64,736,121
Electrical Equipment - 0.2%
Emerson Electric Co.	116,800	5,637,936
Rockwell Automation, Inc.	74,019	5,148,021
		10,785,957
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.3%
General Electric Co.	5,705,521	$ 129,572,382
Machinery - 1.5%
Briggs & Stratton Corp.	905,867	16,912,537
Cummins, Inc.	95,208	8,779,130
Douglas Dynamics, Inc.	579,491	8,570,672
Eaton Corp.	131,400	6,209,964
Illinois Tool Works, Inc.	230,421	13,703,137
Stanley Black & Decker, Inc.	385,306	29,379,583
		83,555,023
Professional Services - 0.3%
Michael Page International PLC	2,755,399	15,831,030
Road & Rail - 0.2%
Union Pacific Corp.	117,662	13,966,479
Trading Companies & Distributors - 0.3%
Watsco, Inc.	231,992	17,582,674
TOTAL INDUSTRIALS		528,647,290
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.4%
Cisco Systems, Inc.	4,072,735	77,748,511
Computers & Peripherals - 0.5%
Apple, Inc.	19,947	13,309,835
Hewlett-Packard Co.	725,532	12,377,576
Lexmark International, Inc. Class A	171,730	3,820,993
		29,508,404
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	149,519	7,280,080
IT Services - 4.1%
Accenture PLC Class A	525,471	36,798,734
Cognizant Technology Solutions Corp. Class A (a)	490,433	34,291,075
Fidelity National Information Services, Inc.	98,697	3,081,320
IBM Corp.	135,774	28,166,316
Paychex, Inc.	3,587,887	119,440,758
Visa, Inc. Class A	103,182	13,855,279
		235,633,482
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	1,457,200	16,269,638
KLA-Tencor Corp.	382,148	18,230,370
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	2,523,619	13,905,141
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,698,500	26,870,270
		75,275,419

	Shares	Value
Software - 0.2%
CA Technologies, Inc.	401,419	$ 10,342,561
TOTAL INFORMATION TECHNOLOGY		435,788,457
MATERIALS - 1.0%
Chemicals - 0.5%
Eastman Chemical Co.	292,700	16,686,827
PPG Industries, Inc.	107,336	12,326,466
		29,013,293
Containers & Packaging - 0.1%
Sealed Air Corp.	334,100	5,165,186
Metals & Mining - 0.4%
ArcelorMittal SA Class A unit (d)	421,403	6,085,059
Commercial Metals Co.	668,471	8,823,817
Nucor Corp.	190,500	7,288,530
		22,197,406
TOTAL MATERIALS		56,375,885
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	2,910,461	109,724,380
CenturyLink, Inc.	290,455	11,734,382
Verizon Communications, Inc.	1,941,208	88,460,849
		209,919,611
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC	18,886,146	53,667,505
TOTAL TELECOMMUNICATION SERVICES		263,587,116
UTILITIES - 4.7%
Electric Utilities - 3.4%
Duke Energy Corp.	457,743	29,661,746
Edison International	133,500	6,099,615
El Paso Electric Co.	253,492	8,682,101
FirstEnergy Corp.	671,210	29,600,361
NextEra Energy, Inc.	527,480	37,097,668
PPL Corp.	1,975,734	57,395,073
Southern Co.	542,934	25,023,828
		193,560,392
Multi-Utilities - 1.3%
CMS Energy Corp.	118,500	2,790,675
GDF Suez	327,900	7,331,801
National Grid PLC	1,814,100	20,011,084
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	455,105	$ 19,419,330
Sempra Energy	422,100	27,221,229
		76,774,119
TOTAL UTILITIES		270,334,511
TOTAL COMMON STOCKS (Cost $4,569,490,987)		5,181,287,162
Preferred Stocks - 2.4%

Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	276,790	10,318,731
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	6,200	6,587,500
TOTAL CONSUMER DISCRETIONARY		16,906,231
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	11,475,000
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	84,800	4,677,246
TOTAL FINANCIALS		16,152,246
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	41,553	8,429,857
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	7,600	8,192,116
TOTAL HEALTH CARE		16,621,973
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	233,900	13,121,790
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	108,600	6,091,787
TOTAL INDUSTRIALS		19,213,577
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.:
5.889%	142,307	7,273,311

	Shares	Value
Series E, 5.599% (a)	152,100	$ 7,772,310
PPL Corp. 8.75%	96,200	5,277,532
		20,323,153
TOTAL CONVERTIBLE PREFERRED STOCKS		89,217,180
Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG	150,318	27,419,934
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (e)	20,572	19,131,960
TOTAL NONCONVERTIBLE PREFERRED STOCKS		46,551,894
TOTAL PREFERRED STOCKS (Cost $134,974,439)		135,769,074
Corporate Bonds - 3.3%
	Principal Amount
Convertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15	$ 2,840,000	2,958,925
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	6,120,000	6,066,450
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17 (i)	1,383,000	1,055,851
Chesapeake Energy Corp. 2.5% 5/15/37	3,950,000	3,553,420
Massey Energy Co. 3.25% 8/1/15	7,810,000	7,204,725
Peabody Energy Corp. 4.75% 12/15/66	4,860,000	4,094,550
Western Refining, Inc. 5.75% 6/15/14	1,150,000	2,882,188
		18,790,734
TOTAL ENERGY		24,857,184
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (e)	10,438,000	2,837,831
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 1.625% 4/15/13	$ 3,070,000	$ 3,094,560
Teleflex, Inc. 3.875% 8/1/17	3,860,000	4,836,580
		7,931,140
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	10,880,000	12,716,544
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	2,520,000	3,501,225
4.25% 12/15/14	1,300,000	1,868,750
		5,369,975
TOTAL INDUSTRIALS		18,086,519
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16	7,630,000	7,945,119
Computers & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17	8,860,000	10,056,100
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	4,410,000	6,722,494
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	4,550,000	5,090,540
Semiconductors & Semiconductor Equipment - 0.3%
GT Advanced Technologies, Inc. 3% 10/1/17	8,410,000	8,352,181
Micron Technology, Inc.:
1.875% 8/1/31	1,250,000	1,100,781
3.125% 5/1/32 (e)	7,830,000	7,272,113
		16,725,075
Software - 0.4%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	17,700,000	20,454,563
TOTAL INFORMATION TECHNOLOGY		66,993,891
MATERIALS - 0.3%
Metals & Mining - 0.3%
Goldcorp, Inc. 2% 8/1/14	5,170,000	6,255,700
Newmont Mining Corp. 1.25% 7/15/14	5,990,000	8,067,781
Royal Gold, Inc. 2.875% 6/15/19	1,190,000	1,439,156
		15,762,637

	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	$ 9,720,000	$ 7,004,475
TOTAL CONVERTIBLE BONDS		146,432,602
Nonconvertible Bonds - 0.8%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
9.25% 3/15/20	1,705,000	1,739,100
9.5% 6/15/17	8,000,000	8,240,000
		9,979,100
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Western Refining, Inc. 11.25% 6/15/17 (e)	4,045,000	4,510,175
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (f)(g)	7,850,000	5,912,306
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	10,000,000	9,800,000
TOTAL FINANCIALS		15,712,306
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	5,700,000	6,483,750
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 6.9% 5/1/19	4,965,000	5,151,188
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	1,230,000	1,217,700
Sprint Nextel Corp. 7% 8/15/20	2,800,000	2,919,000
		4,136,700
TOTAL TELECOMMUNICATION SERVICES		9,287,888
TOTAL NONCONVERTIBLE BONDS		45,973,219
TOTAL CORPORATE BONDS (Cost $188,598,550)		192,405,821
Floating Rate Loans - 0.2%
	Principal Amount	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (g)	$ 10,970,000	$ 10,983,713
FINANCIALS - 0.0%
Insurance - 0.0%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (g)	2,468,726	2,555,132
TOTAL FLOATING RATE LOANS (Cost $13,295,468)		13,538,845
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	195,768,039	195,768,039
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	59,929,200	59,929,200
TOTAL MONEY MARKET FUNDS (Cost $255,697,239)		255,697,239
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,162,056,683)		5,778,698,141
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(51,014,462)
NET ASSETS - 100%		$ 5,727,683,679
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,428,817 or 1.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,763,371 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,383,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 8/3/12	$ 4,240,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,897
Fidelity Securities Lending Cash Central Fund	982,268
Total	$ 1,152,165
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 552,232,244	$ 530,177,224	$ 6,587,500	$ 15,467,520
Consumer Staples	571,829,566	555,688,158	16,141,408	-
Energy	773,327,233	773,327,233	-	-
Financials	1,088,418,395	1,041,386,477	42,791,918	4,240,000
Health Care	736,978,809	694,833,705	42,145,104	-
Industrials	547,860,867	541,769,080	6,091,787	-
Information Technology	435,788,457	435,788,457	-	-
Materials	56,375,885	56,375,885	-	-
Telecommunication Services	263,587,116	209,919,611	53,667,505	-
Utilities	290,657,664	258,095,737	32,561,927	-
Corporate Bonds	192,405,821	-	192,405,821	-
Floating Rate Loans	13,538,845	-	13,538,845	-
Money Market Funds	255,697,239	255,697,239	-	-
Total Investments in Securities:	$ 5,778,698,141	$ 5,353,058,806	$ 405,931,815	$ 19,707,520
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $5,171,281,391. Net unrealized appreciation aggregated $607,416,750, of which $994,582,777 related to appreciated investment securities and $387,166,027 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

September 30, 2012

1.808795.108

VIPHI-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.4%
	Principal Amount	Value
Aerospace - 0.3%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 3,910,000	$ 4,237,463
Air Transportation - 1.8%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,205,167	3,493,632
5.5% 4/29/22 (e)	3,015,000	3,075,300
6.75% 9/15/15 (d)	4,090,000	4,309,633
Continental Airlines, Inc. 9.25% 5/10/17	840,632	918,390
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	1,985,000
6.75% 11/23/15	1,985,000	2,039,588
8.021% 8/10/22	1,678,128	1,812,379
8.954% 8/10/14	1,447,437	1,485,505
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	645,668	685,248
United Air Lines, Inc. 9.875% 8/1/13 (d)	659,000	681,274
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,533,737	2,495,731
9.75% 1/15/17	1,949,478	2,246,773
12% 1/15/16 (d)	613,688	671,989
		25,900,442
Automotive - 6.0%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,970,000	7,388,200
8.25% 6/15/21	7,665,000	8,182,388
Continental Rubber of America Corp. 4.5% 9/15/19 (d)	2,380,000	2,397,850
Dana Holding Corp.:
6.5% 2/15/19	1,505,000	1,610,350
6.75% 2/15/21	1,710,000	1,851,075
Delphi Corp.:
5.875% 5/15/19	8,625,000	9,250,313
6.125% 5/15/21	1,475,000	1,633,563
Ford Motor Co. 7.45% 7/16/31	4,370,000	5,435,188
Ford Motor Credit Co. LLC:
3.875% 1/15/15	5,955,000	6,223,541
4.25% 2/3/17	3,465,000	3,682,585
5% 5/15/18	7,600,000	8,297,095
5.875% 8/2/21	4,145,000	4,689,487
6.625% 8/15/17	3,200,000	3,711,731
7% 4/15/15	2,250,000	2,520,000
8% 12/15/16	4,870,000	5,821,135
12% 5/15/15	3,495,000	4,344,635
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)	3,370,000	3,445,825
6.75% 6/1/18	3,685,000	4,081,138

	Principal Amount	Value
Tenneco, Inc.:
6.875% 12/15/20	$ 1,930,000	$ 2,113,350
7.75% 8/15/18	1,685,000	1,836,650
		88,516,099
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
3.6375% 2/11/14 (f)	3,805,000	3,824,025
4.625% 6/26/15	4,700,000	4,819,836
5.5% 2/15/17	5,830,000	6,077,775
8% 3/15/20	1,475,000	1,725,750
GMAC LLC 8% 11/1/31	1,475,000	1,714,688
		18,162,074
Broadcasting - 1.7%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,397,938
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)	1,345,000	1,371,900
Univision Communications, Inc.:
6.75% 9/15/22 (d)	2,385,000	2,385,000
6.875% 5/15/19 (d)	6,165,000	6,349,950
7.875% 11/1/20 (d)	1,180,000	1,262,600
8.5% 5/15/21 (d)	9,605,000	9,749,075
UPC Holding BV 9.875% 4/15/18 (d)	1,630,000	1,793,000
		25,309,463
Building Materials - 2.1%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	4,029,600
6.875% 8/15/18 (d)	4,490,000	4,826,750
HD Supply, Inc.:
8.125% 4/15/19 (d)	6,620,000	7,215,800
11% 4/15/20 (d)	1,365,000	1,515,150
Headwaters, Inc. 7.625% 4/1/19	5,505,000	5,560,050
Masco Corp. 5.95% 3/15/22	1,815,000	1,988,351
Texas Industries, Inc. 9.25% 8/15/20	3,935,000	4,171,100
USG Corp. 7.875% 3/30/20 (d)	970,000	1,048,813
		30,355,614
Cable TV - 5.4%
Cablevision Systems Corp.:
5.875% 9/15/22	4,415,000	4,415,000
7.75% 4/15/18	1,340,000	1,484,050
8.625% 9/15/17	1,000,000	1,160,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22	5,635,000	5,635,000
6.5% 4/30/21	10,700,000	11,449,000
6.625% 1/31/22	3,080,000	3,357,200
7% 1/15/19	9,810,000	10,594,800
7.25% 10/30/17	7,685,000	8,395,863
7.875% 4/30/18	985,000	1,066,263
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	$ 11,730,000	$ 12,521,775
CSC Holdings LLC:
6.75% 11/15/21 (d)	1,205,000	1,328,513
8.625% 2/15/19	215,000	254,775
DISH DBS Corp. 4.625% 7/15/17 (d)	3,065,000	3,133,963
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	530,000	572,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.5% 3/15/19 (d)	950,000	1,042,625
8.125% 12/1/17 (d)	490,000	529,200
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,710,000	2,859,050
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,270,000	3,539,775
UPCB Finance VI Ltd. 6.875% 1/15/22 (d)	1,325,000	1,401,188
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	4,820,000	4,940,500
		79,680,940
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,890,000	3,121,200
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	3,830,000
		6,951,200
Chemicals - 1.7%
Celanese US Holdings LLC 6.625% 10/15/18	1,030,000	1,124,039
INEOS Finance PLC 8.375% 2/15/19 (d)	4,370,000	4,599,425
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,575,000	2,819,625
LyondellBasell Industries NV:
5% 4/15/19	3,195,000	3,394,688
5.75% 4/15/24	3,530,000	3,997,725
6% 11/15/21	1,005,000	1,145,700
NOVA Chemicals Corp. 3.8549% 11/15/13 (f)	5,325,000	5,311,688
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	625,000	625,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20	2,770,000	2,804,625
		25,822,515
Consumer Products - 0.2%
NBTY, Inc. 9% 10/1/18	2,690,000	2,985,900

	Principal Amount	Value
Containers - 2.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	$ 1,415,000	$ 1,517,588
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (d)	335,000	359,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (d)	4,415,000	4,420,519
7.875% 8/15/19	6,625,000	7,155,000
8.5% 5/15/18 (c)	4,275,000	4,339,125
9.875% 8/15/19	5,575,000	5,930,406
Sealed Air Corp.:
8.125% 9/15/19 (d)	4,270,000	4,739,700
8.375% 9/15/21 (d)	2,695,000	3,004,925
		31,466,551
Diversified Financial Services - 6.5%
Aircastle Ltd.:
6.75% 4/15/17	2,030,000	2,187,325
9.75% 8/1/18	3,730,000	4,242,875
CIT Group, Inc.:
4.25% 8/15/17	3,180,000	3,283,350
4.75% 2/15/15 (d)	3,100,000	3,231,750
5% 5/15/17	3,230,000	3,439,950
5% 8/15/22	2,530,000	2,631,200
5.25% 3/15/18	4,935,000	5,292,788
5.375% 5/15/20	4,035,000	4,367,888
5.5% 2/15/19 (d)	2,505,000	2,711,663
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	6,595,000	6,875,288
8% 1/15/18	11,845,000	12,703,763
8% 1/15/18 (d)	1,105,000	1,182,350
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	1,275,000	1,007,250
International Lease Finance Corp.:
4.875% 4/1/15	3,400,000	3,533,620
5.65% 6/1/14	1,315,000	1,377,594
5.75% 5/15/16	8,055,000	8,564,882
5.875% 4/1/19	5,485,000	5,815,669
5.875% 8/15/22	3,480,000	3,601,800
6.25% 5/15/19	2,245,000	2,413,375
8.625% 9/15/15	6,070,000	6,904,625
8.625% 1/15/22	3,855,000	4,654,913
8.75% 3/15/17	2,110,000	2,463,425
8.875% 9/1/17	3,235,000	3,833,475
		96,320,818
Diversified Media - 0.9%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (d)(e)	2,135,000	2,121,656
7.75% 10/15/18	3,900,000	4,368,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.5% 5/1/16	$ 1,445,000	$ 1,615,510
Quebecor Media, Inc.:
7.75% 3/15/16	2,612,000	2,687,095
7.75% 3/15/16	1,955,000	2,011,206
		12,803,467
Electric Utilities - 7.3%
Atlantic Power Corp. 9% 11/15/18	6,740,000	7,228,650
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	5,775,000	6,179,250
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (d)	7,095,000	7,751,288
7.25% 10/15/21 (d)	2,295,000	2,616,300
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 11.75% 3/1/22 (d)	860,000	913,750
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (d)	1,655,000	1,774,988
9.375% 5/1/20 (d)	4,725,000	5,138,438
GenOn Energy, Inc.:
9.5% 10/15/18	3,310,000	3,756,850
9.875% 10/15/20	1,465,000	1,626,150
InterGen NV 9% 6/30/17 (d)	4,150,000	3,994,375
IPALCO Enterprises, Inc. 5% 5/1/18	1,435,000	1,474,463
Mirant Americas Generation LLC:
8.5% 10/1/21	7,395,000	8,042,063
9.125% 5/1/31	8,110,000	8,637,150
NRG Energy, Inc. 6.625% 3/15/23 (d)	3,405,000	3,481,613
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,865,000	10,259,600
NV Energy, Inc. 6.25% 11/15/20	4,295,000	4,963,122
Otter Tail Corp. 9% 12/15/16	2,460,000	2,829,000
Puget Energy, Inc.:
5.625% 7/15/22 (d)	1,045,000	1,107,700
6.5% 12/15/20	3,975,000	4,558,848
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,703,900
The AES Corp.:
7.375% 7/1/21	5,145,000	5,865,300
7.75% 10/15/15	3,745,000	4,231,850
8% 10/15/17	1,515,000	1,742,250
9.75% 4/15/16	3,010,000	3,596,950
		108,473,848
Energy - 10.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,710,000	1,778,400

	Principal Amount	Value
6.5% 5/20/21	$ 642,000	$ 674,100
Antero Resources Finance Corp.:
7.25% 8/1/19	1,845,000	1,992,600
9.375% 12/1/17	4,215,000	4,657,575
Berry Petroleum Co. 6.375% 9/15/22	2,890,000	3,048,950
Chesapeake Energy Corp.:
6.125% 2/15/21	9,950,000	10,024,625
6.775% 3/15/19	4,505,000	4,505,000
6.875% 11/15/20	1,250,000	1,318,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	644,213
6.125% 7/15/22	1,745,000	1,845,338
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,680,000	1,612,800
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	2,315,000	2,349,725
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,747,625
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (d)	1,060,000	1,057,350
Edgen Murray Corp. 12.25% 1/15/15	4,760,000	5,069,400
Energy Transfer Equity LP 7.5% 10/15/20	2,930,000	3,325,550
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (d)	1,035,000	1,053,113
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,812,000	2,896,360
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	8,129,925
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,259,000	2,185,583
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,446,000
Forest Oil Corp. 7.5% 9/15/20 (d)	2,080,000	2,064,400
Frontier Oil Corp. 6.875% 11/15/18	1,245,000	1,325,925
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20	1,400,000	1,421,000
8% 9/1/17	215,000	231,394
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	6,445,000	6,960,600
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)	2,895,000	2,880,525
7.75% 2/1/21	2,390,000	2,527,425
8.625% 4/15/20	3,055,000	3,345,225
MRC Global, Inc. 9.5% 12/15/16	6,600,000	7,119,750
Newfield Exploration Co. 5.625% 7/1/24	1,470,000	1,628,025
Offshore Group Investment Ltd. 11.5% 8/1/15	7,160,000	7,911,800
Oil States International, Inc. 6.5% 6/1/19	3,995,000	4,244,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Pan American Energy LLC 7.875% 5/7/21 (d)	$ 3,385,000	$ 3,063,425
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (d)	4,340,000	4,589,550
PetroBakken Energy Ltd. 8.625% 2/1/20 (d)	2,015,000	2,075,450
Petrohawk Energy Corp. 7.25% 8/15/18	1,685,000	1,910,369
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	3,225,000	3,426,563
Plains Exploration & Production Co. 6.125% 6/15/19	3,190,000	3,213,925
Precision Drilling Corp.:
6.5% 12/15/21	290,000	309,575
6.625% 11/15/20	2,505,000	2,649,038
Quicksilver Resources, Inc. 7.125% 4/1/16	970,000	829,350
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	1,800,000	1,818,000
Samson Investment Co. 9.75% 2/15/20 (d)	5,105,000	5,270,913
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (d)	1,194,000	1,274,595
7.5% 10/1/18 (d)	2,664,000	2,850,480
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (d)	800,000	848,000
6.875% 2/1/21	900,000	981,000
7.875% 10/15/18	2,660,000	2,912,700
Tesoro Corp.:
4.25% 10/1/17	920,000	947,600
5.375% 10/1/22	1,035,000	1,066,050
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)	315,000	321,300
WPX Energy, Inc. 6% 1/15/22	1,625,000	1,734,688
		149,116,310
Environmental - 0.7%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)(e)	1,220,000	1,245,925
Clean Harbors, Inc. 5.25% 8/1/20 (d)	1,000,000	1,030,000
Covanta Holding Corp. 7.25% 12/1/20	6,860,000	7,606,759
		9,882,684

	Principal Amount	Value
Food & Drug Retail - 1.7%
Rite Aid Corp.:
9.25% 3/15/20	$ 12,235,000	$ 12,479,700
9.5% 6/15/17	12,170,000	12,535,100
		25,014,800
Food/Beverage/Tobacco - 1.2%
Constellation Brands, Inc. 4.625% 3/1/23	2,945,000	3,003,900
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	7,945,000	7,865,550
Post Holdings, Inc. 7.375% 2/15/22 (d)	4,525,000	4,796,500
US Foodservice, Inc. 8.5% 6/30/19 (d)	2,570,000	2,672,800
		18,338,750
Gaming - 4.5%
Ameristar Casinos, Inc.:
7.5% 4/15/21	3,720,000	4,045,500
7.5% 4/15/21 (d)	2,415,000	2,614,238
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)	1,378,000	895,700
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	4,240,000	4,515,600
7.625% 1/15/16 (d)	2,755,000	2,920,300
11.5% 1/15/17 pay-in-kind (f)	4,071,018	4,335,634
MGM Mirage, Inc.:
6.625% 7/15/15	8,205,000	8,779,350
6.75% 10/1/20 (d)	4,415,000	4,415,000
7.5% 6/1/16	2,600,000	2,775,500
7.625% 1/15/17	10,930,000	11,585,800
7.75% 3/15/22	2,720,000	2,828,800
8.625% 2/1/19 (d)	4,135,000	4,496,813
10% 11/1/16	3,185,000	3,638,863
11.375% 3/1/18	2,360,000	2,784,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (d)	2,995,000	3,054,900
7.75% 8/15/20	1,895,000	2,098,713
		65,785,511
Healthcare - 5.5%
CDRT Holding Corp. 9.25% 10/1/17 pay-in-kind (d)	3,940,000	3,841,500
Community Health Systems, Inc. 5.125% 8/15/18	3,965,000	4,113,688
DaVita, Inc. 5.75% 8/15/22	6,340,000	6,593,600
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,231,875
8.75% 3/15/18 (d)(e)	165,000	175,313
9.875% 4/15/18 (d)(e)	705,000	694,425
10.875% 11/15/14	4,365,000	4,523,231
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Emergency Medical Services Corp. 8.125% 6/1/19	$ 5,100,000	$ 5,406,000
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	3,265,000	3,469,063
HCA, Inc. 9.875% 2/15/17	1,032,000	1,109,400
HealthSouth Corp.:
5.75% 11/1/24	935,000	956,038
7.25% 10/1/18	4,470,000	4,861,125
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	3,955,000	3,777,025
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,835,038
Mylan, Inc.:
6% 11/15/18 (d)	2,000,000	2,120,000
7.625% 7/15/17 (d)	1,255,000	1,389,913
Omega Healthcare Investors, Inc. 6.75% 10/15/22	4,540,000	5,016,700
Radiation Therapy Services, Inc. 8.875% 1/15/17	1,190,000	1,148,350
Rural/Metro Corp. 10.125% 7/15/19 (d)	1,055,000	1,049,725
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	6,590,000	7,183,100
Sky Growth Acquisition Corp. 7.375% 10/15/20 (d)	540,000	542,700
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)(e)	2,280,000	2,325,600
6.5% 7/15/16 (d)	5,325,000	5,584,594
6.875% 12/1/18 (d)	4,655,000	4,899,388
VPI Escrow Corp. 6.375% 10/15/20 (d)(e)	3,425,000	3,506,173
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)	2,345,000	2,333,275
		80,686,839
Homebuilders/Real Estate - 3.0%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,370,000	2,589,225
D.R. Horton, Inc.:
4.375% 9/15/22	1,675,000	1,664,531
4.75% 5/15/17	1,315,000	1,400,475
KB Home:
7.25% 6/15/18	5,145,000	5,530,875
7.5% 9/15/22	2,255,000	2,429,763
Lennar Corp.:
4.75% 12/15/17 (d)	5,000,000	5,162,500
5.6% 5/31/15	545,000	580,425
6.95% 6/1/18	2,515,000	2,779,075
12.25% 6/1/17	1,600,000	2,144,000
Ryland Group, Inc. 5.375% 10/1/22	500,000	500,000
Standard Pacific Corp.:
8.375% 5/15/18	11,850,000	13,671,938

	Principal Amount	Value
8.375% 1/15/21	$ 2,375,000	$ 2,695,625
10.75% 9/15/16	2,405,000	2,940,113
		44,088,545
Hotels - 0.4%
Host Hotels & Resorts LP:
4.75% 3/1/23	1,490,000	1,549,600
5.875% 6/15/19	2,165,000	2,384,315
9% 5/15/17	2,195,000	2,392,550
		6,326,465
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (d)	765,000	780,300
Leisure - 1.0%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	3,570,000	3,793,125
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,920,000	4,449,200
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	2,032,800
7.5% 10/15/27	595,000	629,213
yankee 7.25% 6/15/16	2,445,000	2,732,288
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	809,000	852,091
		14,488,717
Metals/Mining - 1.5%
Alpha Natural Resources, Inc. 6.25% 6/1/21	2,270,000	1,901,125
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	1,790,000	1,836,988
CONSOL Energy, Inc. 8% 4/1/17	2,590,000	2,721,572
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	3,145,000	3,058,513
7% 11/1/15 (d)	10,605,000	10,551,975
Peabody Energy Corp. 6.25% 11/15/21 (d)	2,270,000	2,258,650
		22,328,823
Paper - 0.3%
P.H. Glatfelter Co. 5.375% 10/15/20 (d)(e)	655,000	663,188
Sappi Papier Holding GmbH:
7.75% 7/15/17 (d)	3,205,000	3,429,350
8.375% 6/15/19 (d)	995,000	1,064,650
		5,157,188
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,640,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 2.4%
ARAMARK Corp.:
3.9446% 2/1/15 (f)	$ 7,820,000	$ 7,780,900
8.5% 2/1/15	4,830,000	4,938,675
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)	5,580,000	5,719,500
FTI Consulting, Inc. 6.75% 10/1/20	3,100,000	3,324,750
Hertz Corp.:
6.75% 4/15/19	2,660,000	2,802,975
6.75% 4/15/19 (d)	2,850,000	2,978,250
7.5% 10/15/18	7,205,000	7,763,388
		35,308,438
Shipping - 0.1%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,725,000	1,781,063
Steel - 1.8%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	3,350,000	3,190,875
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,970,000	4,049,400
Severstal Columbus LLC 10.25% 2/15/18	8,610,000	8,610,000
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)	5,905,000	6,141,200
7.625% 3/15/20	3,930,000	4,264,050
		26,255,525
Super Retail - 1.5%
Claire's Stores, Inc. 9% 3/15/19 (d)	3,535,000	3,667,563
J. Crew Group, Inc. 8.125% 3/1/19	7,465,000	7,819,588
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	7,585,000	8,362,463
Serta Simmons Holdings, LLC 8.125% 10/1/20 (d)(e)	1,760,000	1,757,800
		21,607,414
Technology - 4.3%
Amkor Technology, Inc. 7.375% 5/1/18	3,180,000	3,307,200
Avaya, Inc.:
9.75% 11/1/15	7,175,000	6,367,813
10.125% 11/1/15 pay-in-kind (f)	7,455,000	6,634,950
First Data Corp.:
6.75% 11/1/20 (d)	3,280,000	3,263,600
7.375% 6/15/19 (d)	2,995,000	3,084,850
8.25% 1/15/21 (d)	1,470,000	1,466,325
8.75% 1/15/22 pay-in-kind (d)(f)	5,000,000	5,037,500
Jabil Circuit, Inc. 4.7% 9/15/22	1,435,000	1,427,825
Lucent Technologies, Inc.:
6.45% 3/15/29	6,625,000	4,339,375
6.5% 1/15/28	4,915,000	3,194,750

	Principal Amount	Value
Nuance Communications, Inc. 5.375% 8/15/20 (d)	$ 3,225,000	$ 3,329,813
Sanmina-SCI Corp. 7% 5/15/19 (d)	8,140,000	8,221,400
Spansion LLC 7.875% 11/15/17	5,850,000	5,733,000
SunGard Data Systems, Inc.:
7.375% 11/15/18	595,000	638,138
10.25% 8/15/15	3,080,000	3,157,000
Viasystems, Inc. 7.875% 5/1/19 (d)	4,600,000	4,588,500
		63,792,039
Telecommunications - 7.2%
Digicel Group Ltd.:
7% 2/15/20 (d)	295,000	303,850
8.25% 9/1/17 (d)	5,395,000	5,786,138
8.25% 9/30/20 (d)(e)	7,340,000	7,688,650
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)(e)	3,230,000	3,205,775
7.25% 10/15/20 (d)	2,900,000	3,117,500
Intelsat Ltd. 11.25% 6/15/16	1,118,000	1,166,913
Intelsat Luxembourg SA:
11.25% 2/4/17	12,970,000	13,731,988
11.5% 2/4/17 pay-in-kind (f)	14,761,864	15,647,536
Nextel Communications, Inc.:
5.95% 3/15/14	4,940,000	4,952,350
7.375% 8/1/15	2,668,000	2,678,005
NII Capital Corp. 7.625% 4/1/21	2,385,000	1,896,075
SBA Communications Corp. 5.625% 10/1/19 (d)	2,265,000	2,304,638
Sprint Nextel Corp.:
6% 12/1/16	10,710,000	11,031,300
7% 8/15/20	12,790,000	13,333,575
9% 11/15/18 (d)	1,505,000	1,806,000
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	4,720,000	4,908,800
TW Telecom Holdings, Inc. 5.375% 10/1/22 (d)	2,700,000	2,760,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	1,219,487	933,102
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20	5,975,000	6,542,625
10.125% 7/1/20	2,555,000	2,816,888
		106,612,458
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	1,535,000	1,669,313
TOTAL NONCONVERTIBLE BONDS (Cost $1,192,954,808)		1,260,647,826
Commercial Mortgage Securities - 0.0%
	Principal Amount	Value
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1119% 4/25/21 (f) (Cost $0)	$ 24,712	$ 17,298
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d)	1	873,375
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	48,889	342,223
TOTAL COMMON STOCKS (Cost $3,248,508)		1,215,598
Convertible Preferred Stocks - 0.3%

Automotive - 0.3%
General Motors Co. 4.75% (Cost $5,336,226)	111,200	4,145,536
Floating Rate Loans - 7.8%
	Principal Amount
Air Transportation - 1.2%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (f)	$ 7,253,188	7,280,387
US Airways Group, Inc. term loan 2.7155% 3/23/14 (f)	11,031,187	10,782,986
		18,063,373
Automotive - 1.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	8,739,226	8,935,859
Federal-Mogul Corp.:
Tranche B, term loan 2.1659% 12/27/14 (f)	3,580,128	3,481,675
Tranche C, term loan 2.1586% 12/27/15 (f)	2,409,135	2,342,884
		14,760,418
Broadcasting - 0.4%
Univision Communications, Inc. term loan 4.4655% 3/31/17 (f)	5,373,950	5,300,058
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 6.25% 10/6/17 (f)	2,720,638	2,720,638
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (f)	1,640,000	1,648,200
		4,368,838
Capital Goods - 0.2%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (f)	3,419,163	3,444,806

	Principal Amount	Value
Chemicals - 0.2%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (f)	$ 3,149,175	$ 3,137,523
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (f)	2,310,000	2,336,103
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	659,950	663,250
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (f)	1,450,000	1,451,813
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (f)	1,763,393	1,798,660
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (f)	2,660,000	2,653,350
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (f)	395,000	396,975
		6,300,798
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 9/11/19 (f)	795,000	798,975
Food & Drug Retail - 0.4%
GNC Corp. Tranche B, term loan 5.25% 3/2/18 (f)	5,345,000	5,345,000
Healthcare - 0.8%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	2,773,025	2,783,424
HCA, Inc. Tranche B2, term loan 3.6123% 3/31/17 (f)	3,135,000	3,139,076
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	3,967,931	3,997,690
Valeant Pharmaceuticals International Tranche B, term loan:
4.25% 2/13/19 (f)	520,000	521,300
9/16/19	1,360,000	1,360,000
		11,801,490
Insurance - 0.7%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (f)	4,035,227	4,060,649
Tranche 2nd LN, term loan 9% 5/24/19 (f)	2,389,809	2,473,452
Tranche B-1 1LN, term loan 4.75% 7/23/17 (f)	1,415,000	1,420,377
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (f)	2,760,000	2,932,500
		10,886,978
Floating Rate Loans - continued
	Principal Amount	Value
Metals/Mining - 0.1%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (f)	$ 962,588	$ 968,652
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	925,000
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (f)	2,711,375	2,748,656
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (f)	2,777,700	2,736,035
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	3,025,945	3,041,075
Super Retail - 0.3%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (f)	375,000	376,406
Tranche 2LN, term loan 9.75% 3/26/20 (f)	170,000	172,550
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	3,335,000	3,330,831
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	480,200	480,800
		4,360,587
Technology - 0.7%
First Data Corp. term loan 4.2365% 3/24/18 (f)	4,000,000	3,810,000
Genpact Ltd. Tranche B, term loan 4.25% 8/30/19 (f)	3,630,000	3,639,075
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (f)	2,574,295	2,561,423
		10,010,498
Telecommunications - 0.2%
Intelsat Jackson Holdings SA:
term loan 3.2208% 2/1/14 (f)	830,000	825,850
Tranche B, term loan 5.25% 4/2/18 (f)	1,705,000	1,709,263
		2,535,113
TOTAL FLOATING RATE LOANS (Cost $111,608,179)		114,533,226
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $121,822,894)	121,822,894	$ 121,822,894
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,434,970,615)		1,502,382,378
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(26,671,023)
NET ASSETS - 100%		$ 1,475,711,355
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $408,764,114 or 27.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $342,223 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 107,837
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,487,759	$ 4,145,536	$ -	$ 342,223
Telecommunication Services	873,375	-	-	873,375
Corporate Bonds	1,260,647,826	-	1,260,647,826	-
Commercial Mortgage Securities	17,298	-	-	17,298
Floating Rate Loans	114,533,226	-	114,533,226	-
Money Market Funds	121,822,894	121,822,894	-	-
Total Investments in Securities:	$ 1,502,382,378	$ 125,968,430	$ 1,375,181,052	$ 1,232,896
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,427,721,298. Net unrealized appreciation aggregated $74,661,080, of which $85,253,223 related to appreciated investment securities and $10,592,143 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

September 30, 2012

1.808786.108

VIPVAL-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.7%
Tenneco, Inc. (a)	36,200	$ 1,013,600
Media - 4.0%
Cablevision Systems Corp. - NY Group Class A	71,600	1,134,860
Comcast Corp. Class A	37,300	1,334,221
DIRECTV (a)	13,000	681,980
News Corp. Class A	25,300	620,609
Time Warner, Inc.	44,200	2,003,586
		5,775,256
Multiline Retail - 1.0%
Target Corp.	21,400	1,358,258
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	14,500	992,380
Lowe's Companies, Inc.	68,300	2,065,392
		3,057,772
TOTAL CONSUMER DISCRETIONARY		11,204,886
CONSUMER STAPLES - 7.0%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	14,631	1,251,663
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	23,700	1,147,554
Food Products - 1.8%
Bunge Ltd.	15,200	1,019,160
The J.M. Smucker Co.	18,200	1,571,206
		2,590,366
Household Products - 2.5%
Procter & Gamble Co.	22,100	1,532,856
Reckitt Benckiser Group PLC	36,700	2,112,732
		3,645,588
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	13,900	1,426,696
TOTAL CONSUMER STAPLES		10,061,867
ENERGY - 15.8%
Energy Equipment & Services - 1.8%
Halliburton Co.	45,900	1,546,371
National Oilwell Varco, Inc.	12,900	1,033,419
		2,579,790
Oil, Gas & Consumable Fuels - 14.0%
Anadarko Petroleum Corp.	15,600	1,090,752
Apache Corp.	9,400	812,818
Chesapeake Energy Corp. (d)	35,700	673,659
Chevron Corp.	60,622	7,066,100
Energen Corp.	23,400	1,226,394
Marathon Petroleum Corp.	26,100	1,424,799

	Shares	Value
Occidental Petroleum Corp.	35,598	$ 3,063,564
Royal Dutch Shell PLC Class A sponsored ADR	40,859	2,836,023
The Williams Companies, Inc.	52,200	1,825,434
		20,019,543
TOTAL ENERGY		22,599,333
FINANCIALS - 26.5%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	15,600	884,364
Goldman Sachs Group, Inc.	7,308	830,773
Morgan Stanley	72,660	1,216,328
State Street Corp.	31,000	1,300,760
		4,232,225
Commercial Banks - 5.4%
CIT Group, Inc. (a)	20,070	790,557
Comerica, Inc.	31,400	974,970
U.S. Bancorp	66,034	2,264,966
Wells Fargo & Co.	106,526	3,678,343
		7,708,836
Consumer Finance - 1.1%
Capital One Financial Corp.	28,900	1,647,589
Diversified Financial Services - 5.0%
Citigroup, Inc.	86,247	2,822,002
JPMorgan Chase & Co.	90,119	3,648,017
Moody's Corp.	17,400	768,558
		7,238,577
Insurance - 8.0%
AFLAC, Inc.	33,440	1,601,107
Aon PLC	30,500	1,594,845
Berkshire Hathaway, Inc. Class B (a)	34,700	3,060,540
MetLife, Inc.	22,700	782,242
Prudential Financial, Inc.	21,600	1,177,416
The Travelers Companies, Inc.	24,400	1,665,544
Validus Holdings Ltd.	47,357	1,605,876
		11,487,570
Real Estate Investment Trusts - 3.5%
American Tower Corp.	17,200	1,227,908
Extra Space Storage, Inc.	25,900	861,175
Prologis, Inc.	20,387	714,157
SL Green Realty Corp.	7,000	560,490
Ventas, Inc.	17,600	1,095,600
Weyerhaeuser Co.	21,800	569,852
		5,029,182
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. Class A (a)	46,400	735,440
TOTAL FINANCIALS		38,079,419
Common Stocks - continued
	Shares	Value
HEALTH CARE - 11.2%
Health Care Equipment & Supplies - 1.6%
Covidien PLC	19,100	$ 1,134,922
Zimmer Holdings, Inc.	16,857	1,139,870
		2,274,792
Health Care Providers & Services - 2.8%
McKesson Corp.	20,539	1,766,970
UnitedHealth Group, Inc.	41,500	2,299,515
		4,066,485
Pharmaceuticals - 6.8%
GlaxoSmithKline PLC sponsored ADR	35,000	1,618,400
Johnson & Johnson	24,900	1,715,859
Merck & Co., Inc.	66,570	3,002,307
Novartis AG sponsored ADR	17,800	1,090,428
Sanofi SA sponsored ADR	52,100	2,243,426
		9,670,420
TOTAL HEALTH CARE		16,011,697
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.6%
United Technologies Corp.	11,168	874,343
Building Products - 0.9%
Owens Corning (a)	37,975	1,270,644
Electrical Equipment - 0.9%
Regal-Beloit Corp.	18,000	1,268,640
Industrial Conglomerates - 3.4%
General Electric Co.	214,548	4,872,385
Machinery - 4.5%
Cummins, Inc.	14,271	1,315,929
Illinois Tool Works, Inc.	21,300	1,266,711
Ingersoll-Rand PLC	29,300	1,313,226
Parker Hannifin Corp.	14,900	1,245,342
Stanley Black & Decker, Inc.	17,700	1,349,625
		6,490,833
TOTAL INDUSTRIALS		14,776,845
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.1%
Cisco Systems, Inc.	110,100	2,101,809
Motorola Solutions, Inc.	19,000	960,450
		3,062,259
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	32,100	547,626

	Shares	Value
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	27,900	$ 940,509
TE Connectivity Ltd.	32,700	1,112,127
		2,052,636
Internet Software & Services - 0.5%
Google, Inc. Class A (a)	1,000	754,500
IT Services - 2.2%
Accenture PLC Class A	16,800	1,176,504
Amdocs Ltd.	32,800	1,082,072
Fiserv, Inc. (a)	12,200	903,166
		3,161,742
Office Electronics - 0.8%
Xerox Corp.	152,100	1,116,414
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	26,900	1,054,211
Software - 1.4%
Microsoft Corp.	32,176	958,201
Oracle Corp.	30,900	973,041
		1,931,242
TOTAL INFORMATION TECHNOLOGY		13,680,630
MATERIALS - 4.5%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	17,900	1,480,330
Ashland, Inc.	14,500	1,038,200
LyondellBasell Industries NV Class A	32,300	1,668,618
		4,187,148
Containers & Packaging - 1.6%
Ball Corp.	17,400	736,194
Rock-Tenn Co. Class A	20,900	1,508,562
		2,244,756
TOTAL MATERIALS		6,431,904
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV Series L sponsored ADR	24,700	628,368
Vodafone Group PLC sponsored ADR	37,000	1,054,315
		1,682,683
UTILITIES - 5.6%
Electric Utilities - 3.4%
Edison International	37,707	1,722,833
ITC Holdings Corp.	20,700	1,564,506
Northeast Utilities	40,000	1,529,200
		4,816,539
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.2%
PG&E Corp.	38,400	$ 1,638,528
Sempra Energy	24,000	1,547,760
		3,186,288
TOTAL UTILITIES		8,002,827
TOTAL COMMON STOCKS (Cost $129,711,575)		142,532,091
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.17% (b)	854,696	854,696
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	591,000	591,000
TOTAL MONEY MARKET FUNDS (Cost $1,445,696)		1,445,696
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $131,157,271)		143,977,787
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(503,135)
NET ASSETS - 100%		$ 143,474,652
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,363
Fidelity Securities Lending Cash Central Fund	13,444
Total	$ 15,807
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,204,886	$ 11,204,886	$ -	$ -
Consumer Staples	10,061,867	8,810,204	1,251,663	-
Energy	22,599,333	22,599,333	-	-
Financials	38,079,419	38,079,419	-	-
Health Care	16,011,697	16,011,697	-	-
Industrials	14,776,845	14,776,845	-	-
Information Technology	13,680,630	13,680,630	-	-
Materials	6,431,904	6,431,904	-	-
Telecommunication Services	1,682,683	1,682,683	-	-
Utilities	8,002,827	8,002,827	-	-
Money Market Funds	1,445,696	1,445,696	-	-
Total Investments in Securities:	$ 143,977,787	$ 142,726,124	$ 1,251,663	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $131,702,531. Net unrealized appreciation aggregated $12,275,256, of which $16,459,953 related to appreciated investment securities and $4,184,697 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

September 30, 2012

1.808779.108

VIPGRWT-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Automobiles - 2.2%
Harley-Davidson, Inc.	1,693,175	$ 71,739,825
Tesla Motors, Inc. (a)(d)	521,977	15,283,487
		87,023,312
Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes SA	1,206,700	20,059,583
Kroton Educacional SA unit (a)	983,000	16,825,799
		36,885,382
Hotels, Restaurants & Leisure - 3.8%
Arcos Dorados Holdings, Inc.	596,500	9,203,995
Chipotle Mexican Grill, Inc. (a)	42,717	13,564,356
Dunkin' Brands Group, Inc. (d)	500,595	14,614,871
McDonald's Corp.	378,257	34,705,080
Panera Bread Co. Class A (a)	84,259	14,399,021
Sonic Corp. (a)	458,887	4,712,769
Starbucks Corp.	877,173	44,516,530
Yum! Brands, Inc.	238,638	15,831,245
		151,547,867
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	144,456	11,559,369
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	188,212	47,866,076
Media - 1.6%
Comcast Corp. Class A (special) (non-vtg.)	685,051	23,839,775
Discovery Communications, Inc. Class C (non-vtg.) (a)	444,191	24,892,464
Pandora Media, Inc. (a)	666,900	7,302,555
The Walt Disney Co.	122,944	6,427,512
		62,462,306
Multiline Retail - 1.4%
Dollarama, Inc. (d)	722,140	46,093,261
Dollarama, Inc. (e)	128,200	8,182,840
		54,276,101
Specialty Retail - 5.6%
Bed Bath & Beyond, Inc. (a)	127,167	8,011,521
Dick's Sporting Goods, Inc.	83,000	4,303,550
GNC Holdings, Inc.	1,014,183	39,522,712
Home Depot, Inc.	1,048,700	63,310,019
PetSmart, Inc.	219,550	15,144,559
Ross Stores, Inc.	529,768	34,223,013
TJX Companies, Inc.	639,100	28,625,289
Vitamin Shoppe, Inc. (a)	517,084	30,156,339
		223,297,002
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	122,300	9,042,862

	Shares	Value
Michael Kors Holdings Ltd.	95,500	$ 5,078,690
NIKE, Inc. Class B	156,885	14,889,955
		29,011,507
TOTAL CONSUMER DISCRETIONARY		703,928,922
CONSUMER STAPLES - 11.4%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	231,500	19,888,165
Monster Beverage Corp. (a)	218,775	11,848,854
SABMiller PLC	483,100	21,218,989
The Coca-Cola Co.	2,064,868	78,320,443
		131,276,451
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	124,300	12,445,538
Wal-Mart Stores, Inc.	396,600	29,269,080
Whole Foods Market, Inc.	256,979	25,029,755
		66,744,373
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,345,037	31,944,629
The Hershey Co.	430,423	30,512,686
Want Want China Holdings Ltd.	2,491,000	3,177,177
		65,634,492
Household Products - 1.4%
Colgate-Palmolive Co.	518,242	55,565,907
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	97,652	6,012,434
Herbalife Ltd.	775,922	36,778,703
		42,791,137
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	344,000	35,308,160
Philip Morris International, Inc.	653,400	58,766,796
		94,074,956
TOTAL CONSUMER STAPLES		456,087,316
ENERGY - 7.5%
Energy Equipment & Services - 3.5%
Cameron International Corp. (a)	476,858	26,737,428
Dresser-Rand Group, Inc. (a)	349,191	19,243,916
National Oilwell Varco, Inc.	622,230	49,846,845
Oceaneering International, Inc.	433,874	23,971,539
Poseidon Concepts Corp. (d)	1,361,000	20,226,030
		140,025,758
Oil, Gas & Consumable Fuels - 4.0%
Atlas Pipeline Partners, LP	487,641	16,628,558
Concho Resources, Inc. (a)	239,292	22,672,917
Kosmos Energy Ltd. (a)	1,024,455	11,668,542
Markwest Energy Partners LP	173,600	9,447,312
Noble Energy, Inc.	95,400	8,844,534
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66	400,500	$ 18,571,185
Pioneer Natural Resources Co.	156,198	16,307,071
Targa Resources Corp.	232,380	11,698,009
The Williams Companies, Inc.	668,600	23,380,942
Valero Energy Corp.	584,900	18,529,632
		157,748,702
TOTAL ENERGY		297,774,460
FINANCIALS - 2.2%
Capital Markets - 0.4%
GP Investments Ltd. (depositary receipt) (a)	1,387,358	2,970,099
Invesco Ltd.	591,551	14,782,859
		17,752,958
Commercial Banks - 0.2%
First Republic Bank	197,824	6,817,015
Consumer Finance - 0.3%
Mahindra & Mahindra Financial Services Ltd. (a)	284,909	4,832,307
Shriram Transport Finance Co. Ltd.	615,161	7,206,720
		12,039,027
Real Estate Investment Trusts - 1.3%
American Tower Corp.	552,955	39,475,457
Public Storage	76,840	10,693,823
		50,169,280
TOTAL FINANCIALS		86,778,280
HEALTH CARE - 9.6%
Biotechnology - 3.3%
Aegerion Pharmaceuticals, Inc. (a)	123,800	1,834,716
Amgen, Inc.	367,000	30,945,440
AVEO Pharmaceuticals, Inc. (a)(d)	845,725	8,803,997
Biogen Idec, Inc. (a)	305,022	45,518,433
Biovitrum AB (a)	1,811,834	10,150,331
Cytokinetics, Inc.	1,808,300	1,506,314
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	42,060
Gilead Sciences, Inc. (a)	457,358	30,336,556
Grifols SA ADR	187,100	4,271,493
		133,409,340
Health Care Equipment & Supplies - 0.5%
Align Technology, Inc. (a)	116,191	4,295,581
Conceptus, Inc. (a)	149,600	3,038,376
Edwards Lifesciences Corp. (a)	23,700	2,544,669
The Cooper Companies, Inc.	108,900	10,286,694
		20,165,320
Health Care Providers & Services - 3.4%
Apollo Hospitals Enterprise Ltd. (a)	259,516	3,586,677

	Shares	Value
Express Scripts Holding Co. (a)	1,977,052	$ 123,901,849
Qualicorp SA (a)	625,800	6,112,142
		133,600,668
Health Care Technology - 0.1%
Cerner Corp. (a)	57,100	4,420,111
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	87,507	4,217,837
Pharmaceuticals - 2.2%
Novo Nordisk A/S Series B	182,160	28,667,240
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,087,919	60,045,250
		88,712,490
TOTAL HEALTH CARE		384,525,766
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	274,816	16,420,256
Precision Castparts Corp.	177,010	28,912,813
Textron, Inc.	494,044	12,929,131
TransDigm Group, Inc. (a)	143,648	20,379,342
United Technologies Corp.	177,655	13,908,610
		92,550,152
Building Products - 0.3%
USG Corp. (a)(d)	529,500	11,622,525
Commercial Services & Supplies - 0.2%
Aggreko PLC	153,988	5,751,502
Encore Capital Group, Inc. (a)	122,700	3,467,502
		9,219,004
Electrical Equipment - 1.7%
Hubbell, Inc. Class B	191,141	15,432,724
Regal-Beloit Corp.	277,345	19,547,276
Roper Industries, Inc.	285,549	31,378,980
		66,358,980
Industrial Conglomerates - 0.5%
Danaher Corp.	374,009	20,626,596
Machinery - 0.7%
Graco, Inc.	181,662	9,133,965
Ingersoll-Rand PLC	436,048	19,543,671
		28,677,636
Professional Services - 2.2%
Corporate Executive Board Co.	504,507	27,056,710
Equifax, Inc.	841,203	39,183,236
IHS, Inc. Class A (a)	220,488	21,464,507
		87,704,453
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	91,052	18,972,505
TOTAL INDUSTRIALS		335,731,851
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 36.6%
Communications Equipment - 3.6%
QUALCOMM, Inc.	1,951,797	$ 121,967,795
Riverbed Technology, Inc. (a)	1,003,239	23,345,372
		145,313,167
Computers & Peripherals - 13.8%
Apple, Inc.	754,506	503,451,672
SanDisk Corp. (a)	1,054,612	45,801,799
		549,253,471
Electronic Equipment & Components - 0.4%
InvenSense, Inc. (d)	1,347,042	16,097,152
Internet Software & Services - 7.3%
Baidu.com, Inc. sponsored ADR (a)	170,895	19,963,954
Bankrate, Inc. (a)	803,346	12,516,131
Blucora, Inc. (a)	665,531	11,853,107
CoStar Group, Inc. (a)	114,314	9,321,164
eBay, Inc. (a)	602,094	29,147,371
Google, Inc. Class A (a)	97,890	73,858,005
Liquidity Services, Inc. (a)	614,029	30,830,396
MercadoLibre, Inc. (d)	260,842	21,532,507
Rackspace Hosting, Inc. (a)	139,900	9,245,991
SPS Commerce, Inc. (a)	316,718	12,184,141
VeriSign, Inc. (a)	1,262,910	61,491,088
		291,943,855
IT Services - 2.3%
Cardtronics, Inc. (a)	293,693	8,746,178
ExlService Holdings, Inc. (a)	153,220	4,519,990
Gartner, Inc. Class A (a)	85,300	3,931,477
Heartland Payment Systems, Inc.	581,136	18,410,388
Visa, Inc. Class A	431,600	57,955,248
		93,563,281
Semiconductors & Semiconductor Equipment - 3.7%
Altera Corp.	273,782	9,304,481
ASML Holding NV	1,058,000	56,793,440
Avago Technologies Ltd.	757,802	26,420,767
Broadcom Corp. Class A	1,009,729	34,916,429
Ezchip Semiconductor Ltd. (a)	324,034	9,912,200
MagnaChip Semiconductor Corp. (a)	694,900	8,199,820
		145,547,137
Software - 5.5%
ANSYS, Inc. (a)	242,048	17,766,323
BroadSoft, Inc. (a)	107,517	4,410,347
Citrix Systems, Inc. (a)	624,665	47,830,599
Computer Modelling Group Ltd.	503,550	9,890,703
Intuit, Inc.	278,556	16,401,377
Red Hat, Inc. (a)	264,900	15,083,406
salesforce.com, Inc. (a)	337,082	51,469,051

	Shares	Value
SolarWinds, Inc. (a)	540,708	$ 30,139,064
VMware, Inc. Class A (a)	262,477	25,392,025
		218,382,895
TOTAL INFORMATION TECHNOLOGY		1,460,100,958
MATERIALS - 2.5%
Chemicals - 2.3%
Albemarle Corp.	67,000	3,529,560
FMC Corp.	518,754	28,728,597
Monsanto Co.	476,700	43,389,234
Sherwin-Williams Co.	110,300	16,424,773
		92,072,164
Construction Materials - 0.1%
James Hardie Industries NV sponsored ADR	87,700	3,969,302
Metals & Mining - 0.1%
Kenmare Resources PLC (a)	4,600,347	2,918,713
TOTAL MATERIALS		98,960,179
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	482,800	30,368,120
UTILITIES - 0.2%
Electric Utilities - 0.2%
ITC Holdings Corp.	111,369	8,417,269
TOTAL COMMON STOCKS (Cost $2,843,142,419)		3,862,673,121
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.17% (b)	161,780,048	161,780,048
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	60,095,153	60,095,153
TOTAL MONEY MARKET FUNDS (Cost $221,875,201)		221,875,201
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,065,017,620)		4,084,548,322
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(97,167,924)
NET ASSETS - 100%		$ 3,987,380,398
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,182,840 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,617
Fidelity Securities Lending Cash Central Fund	1,797,638
Total	$ 1,906,255
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 703,928,922	$ 703,928,922	$ -	$ -
Consumer Staples	456,087,316	456,087,316	-	-
Energy	297,774,460	297,774,460	-	-
Financials	86,778,280	86,778,280	-	-
Health Care	384,525,766	355,816,466	28,709,300	-
Industrials	335,731,851	335,731,851	-	-
Information Technology	1,460,100,958	1,460,100,958	-	-
Materials	98,960,179	98,960,179	-	-
Telecommunication Services	30,368,120	30,368,120	-	-
Utilities	8,417,269	8,417,269	-	-
Money Market Funds	221,875,201	221,875,201	-	-
Total Investments in Securities:	$ 4,084,548,322	$ 4,055,839,022	$ 28,709,300	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $3,073,581,973. Net unrealized appreciation aggregated $1,010,966,349, of which $1,088,872,727 related to appreciated investment securities and $77,906,378 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

September 30, 2012

1.808774.108

VIPOVRS-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 3.3%
BHP Billiton Ltd.	318,002	$ 10,865,758
CSL Ltd.	305,016	14,554,082
Fortescue Metals Group Ltd. (d)	258,379	935,378
Macquarie Group Ltd.	105,682	3,119,897
Newcrest Mining Ltd.	261,679	7,909,751
Rio Tinto Ltd.	24,301	1,345,068
Westfield Group unit	811,159	8,548,779
TOTAL AUSTRALIA		47,278,713
Bailiwick of Jersey - 1.2%
Informa PLC	903,074	5,872,509
Wolseley PLC	69,200	2,952,281
WPP PLC	583,107	7,942,427
TOTAL BAILIWICK OF JERSEY		16,767,217
Belgium - 0.6%
Ageas	74,360	1,783,081
Anheuser-Busch InBev SA NV	33,577	2,872,468
Hamon & Compagnie International SA	73,974	1,131,217
UCB SA	41,900	2,303,967
TOTAL BELGIUM		8,090,733
Bermuda - 0.8%
Clear Media Ltd.	2,035,000	1,089,141
Oriental Watch Holdings Ltd.	7,028,000	2,338,422
Signet Jewelers Ltd.	161,500	7,874,740
TOTAL BERMUDA		11,302,303
Brazil - 0.5%
Souza Cruz SA	489,800	6,644,222
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	796,100	2,236,844
Mail.ru Group Ltd.:
GDR (e)	6,600	220,374
GDR (Reg. S)	235,300	7,856,667
TOTAL BRITISH VIRGIN ISLANDS		10,313,885
Canada - 0.3%
Yamana Gold, Inc.	196,700	3,757,528
Cayman Islands - 3.3%
Baidu.com, Inc. sponsored ADR (a)	53,800	6,284,916
Hengdeli Holdings Ltd.	51,010,000	14,801,620
Natural Beauty Bio-Technology Ltd.	8,580,000	995,867
Noah Holdings Ltd. sponsored ADR (d)	348,200	1,504,224
Shenguan Holdings Group Ltd.	2,636,000	1,451,592
Tencent Holdings Ltd.	624,400	21,274,880
YouKu.com, Inc. ADR (a)	96,000	1,765,440
TOTAL CAYMAN ISLANDS		48,078,539
Denmark - 3.0%
Danske Bank A/S (a)	96,100	1,734,322

	Shares	Value
Novo Nordisk A/S:
Series B	51,925	$ 8,171,643
Series B sponsored ADR	212,100	33,471,501
TOTAL DENMARK		43,377,466
France - 12.0%
Alstom SA	287,302	10,073,552
Atos Origin SA	73,473	5,121,150
AXA SA	95,620	1,424,138
AXA SA sponsored ADR	158,600	2,363,140
Beneteau SA	196,900	2,150,724
BNP Paribas SA	148,203	7,042,777
Club Mediterranee SA (a)	85,000	1,367,004
Danone SA	258,912	15,940,369
Essilor International SA	31,527	2,952,239
Gameloft SA (a)	537,900	3,573,651
GDF Suez	185,600	4,149,992
Iliad SA	28,200	4,591,407
Ingenico SA	94,874	4,876,713
Ipsos SA	149,292	4,775,089
LVMH Moet Hennessy - Louis Vuitton SA	83,899	12,614,286
Pernod Ricard SA	163,500	18,344,326
Safran SA	118,400	4,257,916
Sanofi SA	139,290	11,919,950
Sanofi SA sponsored ADR	640,100	27,562,706
Societe Generale Series A (a)	84,943	2,412,348
Total SA	307,200	15,283,178
Total SA sponsored ADR (d)	31,400	1,573,140
Unibail-Rodamco	45,200	9,008,869
TOTAL FRANCE		173,378,664
Germany - 5.8%
adidas AG	75,900	6,226,653
Allianz AG	77,600	9,233,064
Bayer AG	131,478	11,291,316
Commerzbank AG (a)	555,200	990,996
Deutsche Bank AG	77,046	3,051,749
Deutsche Boerse AG	180,720	10,001,167
Deutsche Post AG	273,501	5,342,229
GSW Immobilien AG	59,000	2,188,106
K&S AG	37,600	1,848,884
Linde AG	51,987	8,951,990
Muenchener Rueckversicherungs AG	23,549	3,676,790
Puma AG	4,983	1,373,850
SAP AG	189,513	13,486,392
SAP AG sponsored ADR (d)	84,700	6,041,651
Tom Tailor Holding AG	45,300	965,459
TOTAL GERMANY		84,670,296
Hong Kong - 1.6%
AIA Group Ltd.	1,274,400	4,749,797
Cheung Kong Holdings Ltd.	174,000	2,551,415
Henderson Land Development Co. Ltd.	700,919	5,043,981
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hutchison Whampoa Ltd.	278,000	$ 2,696,088
Television Broadcasts Ltd.	1,023,000	7,559,650
TOTAL HONG KONG		22,600,931
Ireland - 2.8%
CRH PLC	318,156	6,110,273
Glanbia PLC	370,500	3,285,166
Kingspan Group PLC (United Kingdom)	623,100	6,365,682
Paddy Power PLC (Ireland)	336,400	24,956,149
TOTAL IRELAND		40,717,270
Israel - 0.2%
Israel Chemicals Ltd.	116,100	1,407,542
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	59,950	1,836,141
TOTAL ISRAEL		3,243,683
Italy - 1.4%
Assicurazioni Generali SpA	158,500	2,279,184
Brunello Cucinelli SpA	11,600	200,494
ENI SpA	200,700	4,400,041
ENI SpA sponsored ADR (d)	67,900	2,976,736
Saipem SpA	222,485	10,684,246
TOTAL ITALY		20,540,701
Japan - 17.0%
Calbee, Inc.	38,600	3,383,188
Cosmos Pharmaceutical Corp.	89,900	8,259,649
Dai-ichi Mutual Life Insurance Co.	1,893	2,149,152
Denso Corp.	87,400	2,744,969
East Japan Railway Co.	43,300	2,868,542
Fuji Media Holdings, Inc.	1,691	2,769,218
Hitachi Ltd.	1,278,000	7,107,279
Honda Motor Co. Ltd.	250,400	7,738,700
Japan Retail Fund Investment Corp.	2,795	4,996,188
Japan Tobacco, Inc.	323,400	9,705,316
Kakaku.com, Inc. (d)	251,400	9,461,325
KDDI Corp.	80,300	6,235,495
Keyence Corp.	33,220	8,513,583
Mitsubishi Corp.	357,000	6,491,325
Mitsubishi Estate Co. Ltd.	223,000	4,269,119
Mitsubishi UFJ Financial Group, Inc. (d)	2,944,500	13,778,948
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	489,200	2,274,780
Mitsui & Co. Ltd.	249,800	3,514,613
MS&AD Insurance Group Holdings, Inc.	141,900	2,456,521
NKSJ Holdings, Inc.	95,000	1,860,072
Nomura Holdings, Inc.	505,000	1,803,409
ORIX Corp.	69,080	6,939,867
Rakuten, Inc.	3,282,300	33,437,065
Softbank Corp. (d)	826,000	33,446,439
Start Today Co. Ltd. (d)	1,456,400	20,901,692
Sumitomo Mitsui Financial Group, Inc. (d)	324,200	10,101,485

	Shares	Value
Tokio Marine Holdings, Inc.	158,300	$ 4,044,723
Toshiba Corp.	672,000	2,152,742
Toyota Motor Corp.	314,000	12,311,728
Unicharm Corp.	107,300	6,159,713
Yahoo! Japan Corp.	12,647	4,817,982
TOTAL JAPAN		246,694,827
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	6,722	8,124,320
Luxembourg - 0.3%
ArcelorMittal SA Class A unit (d)	87,800	1,267,832
L'Occitane Ltd.	1,209,500	3,197,652
TOTAL LUXEMBOURG		4,465,484
Netherlands - 1.5%
AEGON NV	259,400	1,348,566
ASML Holding NV	44,300	2,378,024
ING Groep NV (Certificaten Van Aandelen) (a)	558,084	4,420,139
Koninklijke Philips Electronics NV	304,416	7,107,340
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	173,900	4,077,955
Yandex NV (a)	124,400	2,999,284
TOTAL NETHERLANDS		22,331,308
Nigeria - 0.2%
Guinness Nigeria PLC	914,429	1,512,414
Nigerian Breweries PLC	2,274,042	1,981,830
TOTAL NIGERIA		3,494,244
Norway - 1.3%
DnB NOR ASA	448,400	5,498,455
Schibsted ASA (B Shares)	256,800	9,816,754
StatoilHydro ASA	14,100	363,873
StatoilHydro ASA sponsored ADR	103,300	2,664,107
TOTAL NORWAY		18,343,189
Singapore - 0.2%
United Overseas Bank Ltd.	180,973	2,897,751
South Africa - 0.2%
City Lodge Hotels Ltd.	73,400	810,901
Life Healthcare Group Holdings Ltd.	743,700	2,837,015
TOTAL SOUTH AFRICA		3,647,916
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	574,666	4,521,391
Banco Santander SA (Spain)	303,792	2,267,627
Grifols SA ADR	180,000	4,109,400
Iberdrola SA	792,200	3,591,563
TOTAL SPAIN		14,489,981
Sweden - 1.5%
Nordea Bank AB	417,800	4,131,060
Svenska Cellulosa AB (SCA) (B Shares)	272,700	5,064,761
Common Stocks - continued
	Shares	Value
Sweden - continued
Swedbank AB (A Shares)	102,432	$ 1,924,265
Swedish Match Co. AB	278,200	11,248,618
TOTAL SWEDEN		22,368,704
Switzerland - 8.4%
Adecco SA (Reg.)	200,790	9,555,939
Compagnie Financiere Richemont SA Series A	143,586	8,610,580
Credit Suisse Group	71,082	1,502,975
Credit Suisse Group sponsored ADR	95,368	2,017,033
Nestle SA	646,912	40,788,811
Roche Holding AG (participation certificate)	93,528	17,472,482
Sika AG (Bearer)	2,710	5,526,614
Swatch Group AG (Bearer)	15,030	5,996,019
Swiss Re Ltd.	50,606	3,252,666
Syngenta AG (Switzerland)	38,450	14,383,469
UBS AG	504,997	6,149,229
Zurich Financial Services AG	25,658	6,389,265
TOTAL SWITZERLAND		121,645,082
Taiwan - 0.1%
Wowprime Corp.	143,000	2,110,899
Thailand - 0.2%
Thai Beverage PCL	6,724,000	2,219,052
United Kingdom - 22.3%
Aggreko PLC	106,300	3,970,339
Anglo American PLC:
ADR	96,800	1,418,120
(United Kingdom)	240,180	7,047,101
ASOS PLC (a)	223,200	7,918,501
Aviva PLC	431,600	2,230,228
Barclays PLC	1,821,577	6,325,619
Barclays PLC sponsored ADR	118,300	1,640,821
BG Group PLC	630,038	12,717,317
BHP Billiton PLC	545,809	17,044,557
BP PLC	1,601,793	11,292,445
Brammer PLC	832,700	3,828,874
British American Tobacco PLC (United Kingdom)	66,100	3,396,444
British Land Co. PLC	564,400	4,757,472
Centrica PLC	1,452,900	7,690,656
Dechra Pharmaceuticals PLC	159,300	1,498,409
Diageo PLC	972,707	27,389,638
Hays PLC	6,119,900	7,619,342

	Shares	Value
HSBC Holdings PLC:
(United Kingdom)	767,422	$ 7,129,165
sponsored ADR	348,670	16,199,208
Imperial Tobacco Group PLC	232,900	8,619,912
Johnson Matthey PLC	173,698	6,768,164
Legal & General Group PLC	1,128,633	2,403,899
Lloyds Banking Group PLC (a)	5,811,344	3,659,157
Michael Page International PLC	1,373,500	7,891,387
Prudential PLC	239,221	3,106,350
Reckitt Benckiser Group PLC	254,400	14,645,202
Rio Tinto PLC	176,515	8,253,706
Rio Tinto PLC sponsored ADR (d)	73,600	3,441,536
Rolls-Royce Group PLC	268,408	3,653,775
Royal Bank of Scotland Group PLC (a)	255,480	1,061,465
Royal Dutch Shell PLC:
Class A (United Kingdom)	549,741	19,051,834
Class B (United Kingdom)	443,001	15,764,548
SABMiller PLC	533,100	23,415,117
Standard Chartered PLC (United Kingdom)	349,151	7,893,326
Sthree PLC	229,400	1,052,962
Vodafone Group PLC	6,973,198	19,815,273
Vodafone Group PLC sponsored ADR	131,500	3,747,093
William Hill PLC	2,315,900	11,847,418
Xstrata PLC	408,700	6,319,201
TOTAL UNITED KINGDOM		323,525,581
United States of America - 5.5%
Amazon.com, Inc. (a)	16,100	4,094,552
Apple, Inc.	16,100	10,742,886
Deckers Outdoor Corp. (a)(d)	197,100	7,221,744
Dunkin' Brands Group, Inc.	136,400	3,982,198
GNC Holdings, Inc.	193,700	7,548,489
Google, Inc. Class A (a)	24,100	18,183,450
Life Technologies Corp. (a)	45,700	2,233,816
MercadoLibre, Inc.	44,600	3,681,730
Monsanto Co.	34,400	3,131,088
Republic Services, Inc.	145,100	3,991,701
Visa, Inc. Class A	106,400	14,287,392
TOTAL UNITED STATES OF AMERICA		79,099,046
TOTAL COMMON STOCKS (Cost $1,310,161,441)		1,416,219,535
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (Cost $8,031,824)	84,947	15,495,424
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	9,399,061	$ 9,399,061
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	84,041,290	84,041,290
TOTAL MONEY MARKET FUNDS (Cost $93,440,351)		93,440,351
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $1,411,633,616)		1,525,155,310
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(77,712,931)
NET ASSETS - 100%		$ 1,447,442,379
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,374 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,008
Fidelity Securities Lending Cash Central Fund	1,051,695
Total	$ 1,069,703
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 270,662,720	$ 242,669,865	$ 27,992,855	$ -
Consumer Staples	219,159,816	185,501,266	33,658,550	-
Energy	96,771,465	30,615,546	66,155,919	-
Financials	240,109,220	167,651,718	72,457,502	-
Health Care	140,378,526	120,286,933	20,091,593	-
Industrials	98,443,059	91,335,719	7,107,340	-
Information Technology	162,951,831	149,465,439	13,486,392	-
Materials	119,970,404	63,312,641	56,657,763	-
Telecommunication Services	67,835,707	48,020,434	19,815,273	-
Utilities	15,432,211	15,432,211	-	-
Money Market Funds	93,440,351	93,440,351	-	-
Total Investments in Securities:	$ 1,525,155,310	$ 1,207,732,123	$ 317,423,187	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,424,799,801. Net unrealized appreciation aggregated $100,355,509, of which $258,967,026 related to appreciated investment securities and $158,611,517 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012